Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS - OPERATING ACTIVITIES
Net Income	$ 3,709	$ 2,611	$ 1,565
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,307	1,376	1,512
Increase (decrease) in accrued severance pay	159	(135)	228
Loss from sale of property and equipment, net			8
Stock options compensation			60
Deferred taxes, net	104	504	406
Changes in assets and liabilities:
Decrease (increase) in accounts receivable and prepaid expenses	178	(222)	(583)
Decrease (increase) in inventory	(12)	(2)	13
Decrease (increase) in deposits with insurance companies and severance pay fund	(227)	210	(344)
Increase (decrease) in trade payables, accrued expenses and other liabilities	(2,045)	228	1,908
Net cash provided by operating activities	3,173	4,570	4,773
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(265)	(428)	(384)
Proceeds from sale of property and equipment	1
Purchase of non-controlling interest	(52)
Net cash used in investing activities	(316)	(428)	(384)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank credit	(83)	(10)	(340)
Long-term bank credit	(8)	(87)	(98)
Proceeds from issuance of shares upon exercise of options	112	733	11
Cash dividend paid	(2,872)	(3,216)
Investment in treasury stock			(210)
Net cash used in financing activities	(2,851)	(2,580)	(637)
Effect of exchange rate changes on cash	110	4	(215)
Net increase in cash and cash equivalents	6	1,562	3,752
Cash and cash equivalents at beginning of year	11,787	10,221	6,684
Cash and cash equivalents at end of year	11,903	11,787	10,221
Supplemental information:
Cash paid during the year for income taxes	1,083	755	80
Appendix B - Non-cash transactions
Purchase of property on credit	$ 5	$ 19	$ 68